Segment Information - Information by Reportable Operating Segment (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gross written premiums	$ 36,214	$ 32,964	$ 138,019	$ 132,095	$ 111,335
Net written premiums	18,342	18,021	91,232	101,429	92,940
Net earned premiums	21,952	23,955	96,711	98,802	89,103
Other income	626	698	2,768	2,671	2,615
Segment revenue	22,578	24,653	99,479	101,473	91,718
Losses and LAE, net	13,713	18,018	81,440	69,861	56,228
Policy acquisition costs	4,721	5,464	22,179	28,451	26,105
Operating expenses	4,279	4,160	18,789	16,509	18,468
Segment expenses	22,713	27,642	127,808	114,821	100,801
Segment underwriting gain (loss)	(135)	(2,989)	(28,329)	(13,348)	(9,083)
Net investment income	1,307	507	3,043	1,968	3,156
Net realized investment gains (losses)	0	(69)	(1,505)	2,878	8,126
Change in fair value of equity securities	694	280	403	(2,020)	228
Other gains (losses)	0	(5)	59	11,664	260
Interest expense	(686)	(711)	(2,971)	(2,852)	(2,925)
Income (loss) before equity earnings in Affiliate and income taxes	1,180	(2,987)	(20,490)	(1,710)	(238)
Operating Segments | Commercial Lines
Segment Reporting Information [Line Items]
Gross written premiums	28,975	28,586	116,868	117,075	102,763
Net written premiums	12,241	14,340	72,318	87,307	85,385
Net earned premiums	17,123	20,524	80,823	87,759	82,409
Other income	52	71	245	215	242
Segment revenue	17,175	20,595	81,068	87,974	82,651
Losses and LAE, net	10,547	16,610	70,762	63,868	53,263
Policy acquisition costs	3,196	4,357	17,682	25,687	25,051
Operating expenses	3,028	3,161	13,069	11,648	12,644
Segment expenses	16,771	24,128	106,913	101,203	90,958
Segment underwriting gain (loss)	404	(3,533)	(25,845)	(13,229)	(8,307)
Income (loss) before equity earnings in Affiliate and income taxes	404	(3,533)	(25,845)	(13,229)	(8,307)
Operating Segments | Personal Lines
Segment Reporting Information [Line Items]
Gross written premiums	7,239	4,378	21,151	15,020	8,572
Net written premiums	6,101	3,681	18,914	14,122	7,555
Net earned premiums	4,829	3,431	15,888	11,043	6,694
Other income	23	6	82	143	150
Segment revenue	4,852	3,437	15,970	11,186	6,844
Losses and LAE, net	3,166	1,408	10,678	5,993	2,965
Policy acquisition costs	1,389	1,093	4,604	3,307	2,044
Operating expenses	592	402	1,936	1,357	1,069
Segment expenses	5,147	2,903	17,218	10,657	6,078
Segment underwriting gain (loss)	(295)	534	(1,248)	529	766
Income (loss) before equity earnings in Affiliate and income taxes	(295)	534	(1,248)	529	766
Operating Segments | Total Underwriting
Segment Reporting Information [Line Items]
Gross written premiums	36,214	32,964	138,019	132,095	111,335
Net written premiums	18,342	18,021	91,232	101,429	92,940
Net earned premiums	21,952	23,955	96,711	98,802	89,103
Other income	75	77	327	358	392
Segment revenue	22,027	24,032	97,038	99,160	89,495
Losses and LAE, net	13,713	18,018	81,440	69,861	56,228
Policy acquisition costs	4,585	5,450	22,286	28,994	27,095
Operating expenses	3,620	3,563	15,005	13,005	13,713
Segment expenses	21,918	27,031	118,731	111,860	97,036
Segment underwriting gain (loss)	109	(2,999)	(21,693)	(12,700)	(7,541)
Income (loss) before equity earnings in Affiliate and income taxes	109	(2,999)	(21,693)	(12,700)	(7,541)
Operating Segments | Wholesale Agency
Segment Reporting Information [Line Items]
Other income	879	1,112	5,712	5,848	7,571
Segment revenue	879	1,112	5,712	5,848	7,571
Policy acquisition costs	548	758	3,653	3,727	4,938
Operating expenses	352	292	2,612	2,382	3,107
Segment expenses	900	1,050	6,265	6,109	8,045
Segment underwriting gain (loss)	(21)	62	(553)	(261)	(474)
Net investment income			32
Other gains (losses)			(1)
Interest expense			(42)
Income (loss) before equity earnings in Affiliate and income taxes	(21)	62	(564)	(261)	(474)
Corporate
Segment Reporting Information [Line Items]
Other income	72	147	271	365	245
Segment revenue	72	147	271	365	245
Operating expenses	307	305	1,192	1,122	1,648
Segment expenses	307	305	1,192	1,122	1,648
Segment underwriting gain (loss)	(235)	(158)	(921)	(757)	(1,403)
Net investment income	1,307	507	3,011	1,968	3,156
Net realized investment gains (losses)		(69)	(1,505)	2,878	8,126
Change in fair value of equity securities	694	280	403	(2,020)	228
Other gains (losses)		(5)	60	11,664	260
Interest expense	(686)	(711)	(2,929)	(2,852)	(2,925)
Income (loss) before equity earnings in Affiliate and income taxes	1,080	(156)	6,929	10,881	7,442
Eliminations
Segment Reporting Information [Line Items]
Other income	(400)	(638)	(3,542)	(3,900)	(5,593)
Segment revenue	(400)	(638)	(3,542)	(3,900)	(5,593)
Policy acquisition costs	(412)	(744)	(3,760)	(4,270)	(5,928)
Operating expenses			(20)
Segment expenses	(412)	(744)	(3,780)	(4,270)	(5,928)
Segment underwriting gain (loss)	12	106	238	370	335
Income (loss) before equity earnings in Affiliate and income taxes	$ 12	$ 106	$ 238	$ 370	$ 335